Cover	May 04, 2026
Cover [Abstract]
Entity Registrant Name	Crexendo, Inc.
Entity Central Index Key	0001075736
Document Type	8-K/A
Amendment Flag	true
Entity Emerging Growth Company	false
Document Period End Date	May 04, 2026
Entity File Number	001-32277
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	87-0591719
Entity Address Address Line 1	1225 W. Washington Street
Entity Address City Or Town	Tempe
Entity Address State Or Province	AZ
Entity Address Postal Zip Code	85288
City Area Code	602
Amendment Description	This Amendment No. 1 to Current Report on Form 8-K (this “Amendment”) amends the Current Report on Form 8-K filed by Crexendo, Inc. (the “Company”) with the Securities and Exchange Commission (the “SEC”) on March 1, 2026 (the “Original Form 8-K”) to provide the information required by Items 9.01(a) and (b) of Form 8-K related to the completion of the previously announced acquisition (the “Acquisition”) of one hundred percent (100%) of the membership interests of Estech Holdings, Inc., a Texas corporation (“Seller”), pursuant to which the Company agreed to purchase from Seller one hundred percent (100%) of the issued and outstanding membership interests (the “Purchased Interests”) of Estech Systems, LLC, a Delaware limited liability company, and its operating subsidiary, ESI Hosted Services, LLC (collectively, “ESI”), in exchange for (i) a cash payment at closing in the amount of $27.3 million, and (ii) 1,159,638 shares of the Company’s common stock, par value $0.001 per share. The Company Shares shall be issued pursuant to a valid exemption from registration provided by Section 4(a)(2) of the Securities Act of 1933, as amended. The shares have not been registered under the Securities Act and may not be offered or sold absent registration or an applicable exemption. Pursuant to the lock-up agreement, after six months, 50% of the shares will be permitted to be sold, with an additional 50% permitted to be sold after twelve months. On March 1, 2026, the Company closed the transaction, and the Company issued the seller cash consideration of $27,300 and 1,159,638 shares of the Company’s common stock valued at $6.41 per share, for an aggregate purchase price of approximately $34.7 million. Except as otherwise stated above, all other information in the original Form 8-K remains unchanged.
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	714-8500
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	CXDO
Security Exchange Name	NASDAQ